Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	3,400	$201,402

Airlines — 0.2%
ANA Holdings Inc.(a)	3,400	73,208
Japan Airlines Co. Ltd.(a)	3,400	67,963
		141,171
Auto Components — 2.1%
Aisin Corp.	7,000	192,918
Bridgestone Corp.	29,300	1,105,208
Sumitomo Electric Industries Ltd.	37,400	439,197
		1,737,323
Automobiles — 14.9%
Honda Motor Co. Ltd.	85,000	2,071,586
Isuzu Motors Ltd.	30,600	400,954
Mazda Motor Corp.	30,600	243,283
Nissan Motor Co. Ltd.	119,000	429,351
Subaru Corp.	20,400	349,408
Suzuki Motor Corp.	18,700	674,583
Toyota Motor Corp.	540,600	7,958,549
Yamaha Motor Co. Ltd.	13,600	340,677
		12,468,391
Banks — 10.6%
Chiba Bank Ltd. (The)	27,200	165,321
Concordia Financial Group Ltd.	54,400	189,098
Japan Post Bank Co. Ltd.	20,400	155,937
Mitsubishi UFJ Financial Group Inc.	612,000	3,337,567
Mizuho Financial Group Inc.	122,450	1,528,280
Resona Holdings Inc.	108,800	523,615
Shizuoka Financial Group Inc., NVS	23,800	174,381
Sumitomo Mitsui Financial Group Inc.	68,000	2,307,969
Sumitomo Mitsui Trust Holdings Inc.	17,000	545,201
		8,927,369
Beverages — 1.1%
Asahi Group Holdings Ltd.	23,800	763,310
Suntory Beverage & Food Ltd.	3,400	115,865
		879,175
Building Products — 0.8%
AGC Inc.	10,200	344,465
Lixil Corp.	13,600	211,166
TOTO Ltd.	3,400	118,644
		674,275
Capital Markets — 1.3%
Daiwa Securities Group Inc.	68,000	301,716
Nomura Holdings Inc.	149,600	545,975
SBI Holdings Inc.	13,600	260,906
		1,108,597
Chemicals — 2.2%
Asahi Kasei Corp.	64,600	480,129
Mitsubishi Chemical Group Corp.	64,600	344,938
Mitsui Chemicals Inc.	10,200	232,173
Sumitomo Chemical Co. Ltd.	74,800	272,708
Toray Industries Inc.	71,500	384,950
Tosoh Corp.	13,600	161,473
		1,876,371
Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	10,200	211,259
Secom Co. Ltd.	5,100	315,308

Security	Shares	Value

Commercial Services & Supplies (continued)
Toppan Inc.	13,600	$211,835
		738,402
Construction & Engineering — 1.1%
Kajima Corp.	20,500	231,965
Obayashi Corp.	34,000	254,186
Shimizu Corp.	27,200	146,650
Taisei Corp.	10,200	310,071
		942,872
Diversified Financial Services — 1.4%
Mitsubishi HC Capital Inc.	34,000	162,214
ORIX Corp.	61,200	991,572
		1,153,786
Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	34,000	318,759
Kansai Electric Power Co. Inc. (The)	37,400	317,451
Tokyo Electric Power Co. Holdings Inc.(a)	78,200	285,284
		921,494
Electrical Equipment — 1.3%
Fuji Electric Co. Ltd.	3,400	140,879
Mitsubishi Electric Corp.	98,600	988,147
		1,129,026
Electronic Equipment, Instruments & Components — 1.3%
Kyocera Corp.	16,800	858,187
Omron Corp.	3,400	173,435
Yokogawa Electric Corp.	3,400	64,123
		1,095,745
Entertainment — 0.1%
Toho Co. Ltd./Tokyo	2,100	81,382

Equity Real Estate Investment Trusts (REITs) — 2.0%
Daiwa House REIT Investment Corp.	105	234,558
GLP J-Reit	102	114,619
Japan Metropolitan Fund Invest	374	300,017
Japan Real Estate Investment Corp.	68	301,289
Nippon Building Fund Inc.	71	331,182
Nippon Prologis REIT Inc.	68	167,252
Nomura Real Estate Master Fund Inc.	204	255,798
		1,704,715
Food Products — 0.5%
MEIJI Holdings Co. Ltd.	6,400	307,200
Nisshin Seifun Group Inc.	10,200	120,239
		427,439
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	20,400	315,313
Tokyo Gas Co. Ltd.	20,400	375,258
		690,571
Hotels, Restaurants & Leisure — 0.6%
Oriental Land Co. Ltd./Japan	3,400	485,538

Household Durables — 2.2%
Iida Group Holdings Co. Ltd.	6,800	109,104
Panasonic Holdings Corp.	112,200	1,047,686
Sekisui House Ltd.	30,600	572,944
Sharp Corp./Japan	10,200	72,639
		1,802,373
Industrial Conglomerates — 3.2%
Hitachi Ltd.	50,100	2,679,320

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 4.6%
Dai-ichi Life Holdings Inc.	51,000	$945,957
Japan Post Holdings Co. Ltd.	122,400	959,392
Japan Post Insurance Co. Ltd.	10,200	169,634
MS&AD Insurance Group Holdings Inc.	23,800	706,414
Sompo Holdings Inc.	16,400	723,387
T&D Holdings Inc.	27,200	330,679
		3,835,463
Internet & Direct Marketing Retail — 0.1%
Rakuten Group Inc.	23,800	114,349

IT Services — 0.1%
Otsuka Corp.	1,700	57,219

Machinery — 4.6%
FANUC Corp.	3,400	501,419
Hitachi Construction Machinery Co. Ltd.	6,800	158,071
Hoshizaki Corp.	3,000	101,817
Komatsu Ltd.	47,600	1,095,810
Kubota Corp.	34,000	505,535
Makita Corp.	6,800	156,642
Mitsubishi Heavy Industries Ltd.	17,000	671,801
NGK Insulators Ltd.	13,600	180,509
Toyota Industries Corp.	6,800	390,097
Yaskawa Electric Corp.	3,400	109,443
		3,871,144
Marine — 1.1%
Mitsui OSK Lines Ltd.	17,000	421,062
Nippon Yusen KK	23,800	529,774
		950,836
Media — 0.6%
Dentsu Group Inc.	10,200	330,303
Hakuhodo DY Holdings Inc.	13,600	133,072
		463,375
Metals & Mining — 1.6%
JFE Holdings Inc.	23,800	265,518
Nippon Steel Corp.	40,800	653,669
Sumitomo Metal Mining Co. Ltd.	13,600	458,710
		1,377,897
Oil, Gas & Consumable Fuels — 1.6%
ENEOS Holdings Inc.	156,400	527,817
Idemitsu Kosan Co. Ltd.	10,292	241,693
Inpex Corp.	54,400	599,468
		1,368,978

Paper & Forest Products — 0.2%
Oji Holdings Corp.	40,800	157,242

Personal Products — 0.6%
Kao Corp.	11,900	476,267

Pharmaceuticals — 4.7%
Astellas Pharma Inc.	61,200	949,189
Eisai Co. Ltd.	6,800	459,538
Shionogi & Co. Ltd.	5,100	256,536
Takeda Pharmaceutical Co. Ltd.	76,500	2,249,346
		3,914,609
Real Estate Management & Development — 3.2%
Daito Trust Construction Co. Ltd.	3,400	379,388
Daiwa House Industry Co. Ltd.	30,600	704,688
Hulic Co. Ltd.	20,400	172,268
Mitsubishi Estate Co. Ltd.	61,200	864,178

Security	Shares	Value

Real Estate Management & Development (continued)
Nomura Real Estate Holdings Inc.	6,800	$164,712
Sumitomo Realty & Development Co. Ltd.	15,300	416,670
		2,701,904
Road & Rail — 3.3%
Central Japan Railway Co.	7,400	896,904
East Japan Railway Co.	10,200	578,299
Hankyu Hanshin Holdings Inc.	6,800	211,253
Keio Corp.	3,400	126,063
Keisei Electric Railway Co. Ltd.	3,400	96,394
Kintetsu Group Holdings Co. Ltd.	6,800	243,040
Odakyu Electric Railway Co. Ltd.	6,800	88,736
Tobu Railway Co. Ltd.	3,400	81,498
Tokyu Corp.	13,600	172,253
West Japan Railway Co.	6,800	289,678
		2,784,118
Semiconductors & Semiconductor Equipment — 0.3%
SUMCO Corp.	17,000	249,048

Software — 0.2%
Trend Micro Inc/Japan	3,400	170,612

Specialty Retail — 0.3%
Nitori Holdings Co. Ltd.	1,700	191,618
USS Co. Ltd.	3,400	57,143
		248,761
Technology Hardware, Storage & Peripherals — 3.4%
Brother Industries Ltd.	13,600	220,880
Canon Inc.	51,000	1,192,110
FUJIFILM Holdings Corp.	18,700	1,005,914
Ricoh Co. Ltd.	30,600	243,070
Seiko Epson Corp.	13,600	214,014
		2,875,988
Tobacco — 1.5%
Japan Tobacco Inc.	61,200	1,252,114

Trading Companies & Distributors — 8.9%
ITOCHU Corp.	30,600	961,057
Marubeni Corp.	78,200	884,627
Mitsubishi Corp.	64,600	2,175,674
Mitsui & Co. Ltd.	71,400	2,072,294
Sumitomo Corp.	57,800	947,588
Toyota Tsusho Corp.	10,200	393,749
		7,434,989
Wireless Telecommunication Services — 8.0%
KDDI Corp.	81,600	2,427,157
SoftBank Corp.	146,200	1,590,604
SoftBank Group Corp.	61,200	2,681,693
		6,699,454

Total Long-Term Investments — 98.8% (Cost: $91,391,383)		82,871,104

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	20,000	$20,000

Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000

Total Investments — 98.8% (Cost: $91,411,383)		82,891,104

Other Assets Less Liabilities — 1.2%		1,014,300

Net Assets — 100.0%		$83,905,404

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$0	(a)	$—	$—	$—	$20,000	20,000	$73	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	76	12/08/22	$1,108	$76,430

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$82,871,104	$—	$82,871,104
Money Market Funds	20,000	—	—	20,000
	$20,000	$82,871,104	$—	$82,891,104

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$76,430	$—	$76,430

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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